INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Taxes
Eaton Corporation plc is domiciled in Ireland. Income (loss) before income taxes and income tax expense (benefit) are summarized below based on the geographic location of the operation to which such earnings and income taxes are attributable.

	Income (loss) before income taxes
(In millions)	2025	2024	2023
Ireland	$188	$183	$(3)
Foreign	4,744	4,383	3,830
Total income before income taxes	$4,932	$4,566	$3,827

Schedule of Income Tax Expense (Benefit)

	Income tax expense (benefit)
(In millions)	2025	2024	2023
Current
Ireland	$85	$128	$42
Foreign	711	794	744
Total current income tax expense	796	922	786

Deferred
Ireland	(3)	(16)	1
Foreign	48	(138)	(183)
Total deferred income tax expense (benefit)	45	(154)	(182)
Total income tax expense	$841	$768	$604

Schedule of Reconciliation of Effective Income Tax Rate
Reconciliations of income taxes from the Ireland national statutory rate of 25% to the consolidated effective income tax rate are as follows:

	2025
(Amounts in millions)	Amount	Percent
Income taxes at the applicable statutory rate	$1,233	25.0%

Ireland
Nontaxable or nondeductible items
Nondeductible interest expense	78	1.6%
Other Adjustments
Tax rate differential - Ireland tax on trading income	(61)	(1.2)%
Other items - net	30	0.6%

Foreign tax effects
United States
Tax rate differential	(96)	(1.9)%
State and local income taxes	62	1.3%
Effect of cross-border tax laws – foreign derived intangible income	(64)	(1.3)%
Other items - net	(61)	(1.2)%

United Arab Emirates
Tax rate differential	(86)	(1.7)%
Other items - net	32	0.6%

Puerto Rico operations
Tax rate differential	(71)	(1.4)%

Other foreign jurisdictions	(33)	(0.7)%

Changes in unrecognized tax benefits	(123)	(2.5)%
Effective income tax expense rate	$841	17.1%

	2024	2023
Income taxes at the applicable statutory rate	25.0%	25.0%

Ireland operations
Ireland tax on trading income	(0.9)%	(1.3)%
Nondeductible interest expense	0.9%	2.6%
Ireland other - net	1.2%	(0.2)%

Foreign operations
Earnings taxed at other than the applicable statutory tax rate	(6.7)%	(9.9)%
Other items	(0.2)%	2.2%

Worldwide operations
Adjustments to tax liabilities	0.1%	(0.2)%
Adjustments to valuation allowances	(2.6)%	(2.4)%
Effective income tax expense rate	16.8%	15.8%

Schedule of Worldwide Income Tax Payments
Worldwide income tax payments, net of tax refunds, are as follows:

(In millions)	2025
Ireland	$105
Foreign
United States	374
Germany	72
Other foreign	358
Total income taxes paid	$909

2024 total income taxes paid	$752
2023 total income taxes paid	727

Schedule of Components of Deferred Income Taxes
Components of noncurrent deferred income taxes are as follows:

	December 31
	2025	2024
(In millions)	Noncurrent assets and liabilities
Accruals and other adjustments
Employee benefits	$250	$295
Depreciation and amortization	(792)	(791)
Other accruals and adjustments	609	460
Ireland income tax loss carryforwards	1	1
Foreign income tax loss carryforwards	3,784	3,674
Foreign income tax credit carryforwards	213	252
Valuation allowance for income tax loss and income tax credit carryforwards	(3,623)	(3,556)
Total deferred income taxes	$442	$334

Schedule of Foreign Tax Loss Carryforwards and Income Tax Credit Carryforwards	These carryforwards and their respective expiration dates are summarized below:

(In millions)	2026 through 2030	2031 through 2035	2036 through 2040	2041 through 2050	Not subject to expiration	Valuation allowance
Ireland income tax loss carryforwards	$—	$—	$—	$—	$8	$—
Ireland deferred income tax assets for income tax loss carryforwards	—	—	—	—	1	(1)
Foreign income tax loss carryforwards	26	739	10,914	208	6,396	—
Foreign deferred income tax assets for income tax loss carryforwards	6	179	2,608	51	943	(3,527)
Foreign deferred income tax assets for income tax loss carryforwards after ASU 2013-11	4	179	2,608	51	943	(3,527)
Foreign income tax credit carryforwards	148	48	27	20	43	(95)
Foreign income tax credit carryforwards after ASU 2013-11	82	45	23	20	43	(95)

Schedule of Unrecognized Tax Benefits
A summary of gross unrecognized income tax benefits is as follows:

(In millions)	2025	2024	2023
Balance at January 1	$1,361	$1,300	$1,235
Increases and decreases as a result of positions taken during prior years
Other increases, including currency translation	6	22	42
Other decreases, including currency translation	(31)	(22)	(5)
Increases as a result of positions taken during the current year	86	93	86
Decreases relating to settlements with tax authorities	(20)	(18)	(6)
Decreases as a result of a lapse of the applicable statute of limitations	(102)	(14)	(52)
Balance at December 31	$1,300	$1,361	$1,300